Deferred revenue	12 Months Ended
Dec. 31, 2015
Deferred revenue
Deferred revenue

11. Deferred revenue

Deferred revenues are recognized when payments are received in advance of revenue is earned. Certain contracts require that a portion of the payment be deferred until the end of the wealth management product’s life or other specified contingency. In such instances, the Group defers the contingent amount until the contingency has been resolved.

If the contingency is contracted to be resolved within one year period, the deferred revenue is classified as short-term liabilities. Otherwise, it is classified as long-term liabilities.

Deferred revenue from related parties was $5,419,758 and $17,626,688 as of December 31, 2014 and 2015 respectively. As of December 31, 2015, out of the total deferred revenue from related parties, $12,897,658 is expected to be recognized within twelve months and therefore, classified within current liabilities. The remaining balance of $4,729,030 is expected to be recognized as revenue after one year and therefore classified within non-current liabilities.

Deferred revenue from third parties was $3,815,888 and $9,504,659 as of December 31, 2014 and 2015 respectively. As of December 31, 2015, $8,956,195 was expected to be earned within a one year period and $548,464 was to be expected to be earned after one year.